Liability Related to Warrants - Summary of Changes in Value of Liability Related to Warrants (Details) - USD ($)			12 Months Ended
	Jan. 12, 2023	Oct. 11, 2022	Mar. 31, 2023	Mar. 31, 2022
Warrants And Rights Note Disclosure [Abstract]
Number of warrants outstanding, beginning balance			1,925,929	497,355
Warrants issued during the year	850,000	3,208,557	11,158,166	1,428,574
Warrants exercised during the year			(1,173,970)
Number of warrants outstanding, ending balance			11,412,770	1,925,929
Warrants outstanding, beginning balance			$ 5,570,530	$ 10,462,000
Warrants issued during the year			14,494,891	7,585,314
Warrants exercised during the year			$ (1,769,000)
Warrants reclassified to equity during the period			(497,355)
Warrants reclassified to equity during the period			$ (37,710)
Revaluation gain			(14,709,805)	(12,633,316)
Movements in exchange rates			(392,652)	156,532
Warrants outstanding, ending balance			$ 3,156,254	$ 5,570,530